Retirement Benefits - Summary of Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Obligations	$ (104,285)	$ (94,405)
Plan assets	93,243	81,276
Net liability	(11,042)	(13,129)
Non-Current Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Net liability	2,799	1,456
Non-Current Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Net liability	(13,247)	(14,130)
Current Liabilities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Net liability	$ (594)	$ (455)